Related Party Transactions - Summary of Transactions with Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	$ 2,404	$ 5,781
Nanjing Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Sales-based royalties from related parties	119	74
Purchases from related parties	24	216
Nanjing GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	1,990	3,473
Genscript USA Incorporated
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	232	663
Jiangsu GenScript Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	158	1,189
Genscript USA Holdings Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	0	190
Jiangsu GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	$ 0	$ 50